Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2019 USD ($) entity	Dec. 31, 2018 USD ($) entity	Dec. 31, 2017 USD ($)
Disclosure of unconsolidated structured entities [line items]
– trading assets	$ 254,271	$ 238,130
– financial assets designated and otherwise mandatorily measured at fair value	43,627	41,111
– loans and advances to customers	1,036,743	981,696	$ 962,964
– financial investments	14,830	13,753
– other liabilities	$ 18,844	$ 20,218
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,489	2,301
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 33,700	$ 25,700
– trading assets	5,000	1,700
– financial assets designated and otherwise mandatorily measured at fair value	19,100	15,200
– loans and advances to customers	8,000	6,800
– financial investments	1,000	1,600
– other assets	600	400
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	200
– other liabilities	300	200
Other off-balance sheet commitments	5,200	5,200
HSBC's maximum exposure	$ 38,600	$ 30,700
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,067	1,304
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	731	641
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	373	248
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	274	96
Total | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	44	12
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	103	87
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 5,300	$ 3,800
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	5,300	3,800
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	300	800
HSBC's maximum exposure	$ 5,600	$ 4,600
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	91	76
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	12	10
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	1
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	351	323
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 9,100	$ 8,300
– trading assets	200	100
– financial assets designated and otherwise mandatorily measured at fair value	8,400	7,300
– loans and advances to customers	0	0
– financial investments	500	900
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	300	100
HSBC's maximum exposure	$ 9,400	$ 8,400
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	236	243
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	70	56
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	28	17
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	14	5
HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3	2
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,956	1,806
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 15,100	$ 8,900
– trading assets	3,500	300
– financial assets designated and otherwise mandatorily measured at fair value	10,700	7,900
– loans and advances to customers	400	300
– financial investments	500	400
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	3,900	3,300
HSBC's maximum exposure	$ 19,000	$ 12,200
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	670	906
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	642	570
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	345	230
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	260	90
Non-HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	39	10
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	79	85
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,200	$ 4,700
– trading assets	1,300	1,300
– financial assets designated and otherwise mandatorily measured at fair value	0	0
– loans and advances to customers	2,300	2,700
– financial investments	0	300
– other assets	600	400
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	200
– other liabilities	300	200
Other off-balance sheet commitments	700	1,000
HSBC's maximum exposure	$ 4,600	$ 5,500
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	70	79
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	7	5
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	1
Other | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	0